Fair Value Measurements - Narrative (Details)	Dec. 31, 2021 $ / shares shares
Public Warrants
Class of Warrant or Right [Line Items]
Number of securities called by each warrant | shares	1
Exercise price per share (in USD per share) | $ / shares	$ 11.50
Private Warrants
Class of Warrant or Right [Line Items]
Number of securities called by each warrant | shares	1
Exercise price per share (in USD per share) | $ / shares	$ 11.50